SCHEDULE OF WARRANTS MEASURED USING BLACK-SCHOLES MODEL (Details) - Ensysce Biosciences, Inc [Member]	Dec. 31, 2020 $ / shares	Aug. 31, 2019 $ / shares	Feb. 28, 2013 $ / shares
Subsidiary or Equity Method Investee [Line Items]
Warrants price		$ 3.04	$ 6.23
Warrants and Rights Outstanding, Term		10 years	10 years
2019 Warrants [Member] | Measurement Input, Share Price [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants price	$ 2.58
2019 Warrants [Member] | Measurement Input, Exercise Price [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants price	$ 3.04
2019 Warrants [Member] | Measurement Input, Expected Term [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants and Rights Outstanding, Term	10 years
2019 Warrants [Member] | Measurement Input, Price Volatility [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants measurement input	59.9
2019 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants measurement input	1.9